Fees Summary	Jul. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,654,000
Previously Paid Amount	0.00
Total Fee Amount	642.72
Total Offset Amount	0.00
Net Fee	642.72
Narrative - Max Aggregate Offering Price	$ 4,654,000
Final Prospectus	true